Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Innovator Buffer Step-Up Strategy ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Buffer Step-Up Strategy ETF®
Class Name	Innovator Buffer Step-Up Strategy ETF®
Trading Symbol	BSTP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Buffer Step-Up Strategy ETF® for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSTP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BSTP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Buffer Step-Up Strategy ETF®	$45	0.89%
[1]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 58,373,635
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 252,408
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$58,373,635
Number of Holdings	4
Net Advisory Fee	$252,408
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.23	98.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.70	5.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $841.84 (Short)	-1.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $654.02 (Short)	-3.6%
[2]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BSTP
Innovator Deepwater Frontier Tech ETF
Shareholder Report [Line Items]
Fund Name	Innovator Deepwater Frontier Tech ETF
Class Name	Innovator Deepwater Frontier Tech ETF
Trading Symbol	LOUP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Deepwater Frontier Tech ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOUP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LOUP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Deepwater Frontier Tech ETF	$34	0.70%
[3]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Material Change Date	Jun. 17, 2026
Net Assets	$ 176,542,847
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 572,820
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$176,542,847
Number of Holdings	31
Net Advisory Fee	$572,820
Portfolio Turnover	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	34.9%
Communications	23.1%
Industrial	23.1%
Consumer, Non-cyclical	8.5%
Financial	4.5%
Basic Materials	2.9%
Utilities	2.8%
Cash & Other	0.2%
[4]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LOUP
Innovator Equity Autocallable Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Innovator Equity Autocallable Income Strategy ETF
Class Name	Innovator Equity Autocallable Income Strategy ETF
Trading Symbol	ACEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Autocallable Income Strategy ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ACEI. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ACEI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Autocallable Income Strategy ETF	$40	0.79%
[5]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 34,663,006
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 77,115
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$34,663,006
Number of Holdings	11
Net Advisory Fee	$77,115
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	104.1%
AAPL AUTOCALL 3-29-29	0.2%
Amazon.com, Inc.	0.1%
Nvidia Corp.	0.1%
AVGO TRS 04302029	0.0%
GOOG TRS 04302029	0.0%
Tesla, Inc.	0.0%
Berkshire Hathaway, Inc.	0.0%
Meta Platforms, Inc.	-0.9%
Microsoft Corp.	-1.1%
[6]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ACEI
Innovator Equity Managed 10 Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Equity Managed 10 Buffer ETF™
Class Name	Innovator Equity Managed 10 Buffer ETF™
Trading Symbol	XBFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Managed 10 Buffer ETF™ for the period of February 23, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBFR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBFR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Managed 10 Buffer ETF™	$14	0.79%
[7],[8]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 26,766,049
Holdings Count | $ / shares	196
Advisory Fees Paid, Amount	$ 19,060
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$26,766,049
Number of Holdings	196
Net Advisory Fee	$19,060
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	33.2%
Communications	17.3%
Financial	13.0%
Consumer, Non-cyclical	10.9%
Consumer, Cyclical	7.9%
Industrial	7.9%
Energy	3.6%
Utilities	2.0%
Basic Materials	1.2%
Cash & Other	3.0%
[9]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Innovator Equity Managed 100 Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Equity Managed 100 Buffer ETF™
Class Name	Innovator Equity Managed 100 Buffer ETF™
Trading Symbol	BFRZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Managed 100 Buffer ETF™ for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BFRZ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BFRZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Managed 100 Buffer ETF™	$44	0.89%
[10]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 124,100,809
Holdings Count | $ / shares	192
Advisory Fees Paid, Amount	$ 439,873
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$124,100,809
Number of Holdings	192
Net Advisory Fee	$439,873
Portfolio Turnover	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	31.5%
Communications	16.8%
Financial	12.3%
Consumer, Non-cyclical	11.2%
Industrial	8.4%
Consumer, Cyclical	8.1%
Finance and Insurance	4.2%
Energy	3.5%
Utilities	2.3%
Cash & Other	1.7%
[11]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BFRZ
Innovator Equity Managed Floor ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Equity Managed Floor ETF®
Class Name	Innovator Equity Managed Floor ETF®
Trading Symbol	SFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Managed Floor ETF® for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=SFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Managed Floor ETF®	$44	0.89%
[12]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 1,648,035,608
Holdings Count | $ / shares	196
Advisory Fees Paid, Amount	$ 6,222,082
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,648,035,608
Number of Holdings	196
Net Advisory Fee	$6,222,082
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	33.1%
Communications	17.5%
Financial	12.5%
Consumer, Non-cyclical	11.4%
Industrial	8.1%
Consumer, Cyclical	7.8%
Energy	3.7%
Utilities	2.4%
Basic Materials	2.0%
Cash & Other	1.5%
[13]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=SFLR
Innovator Equity Premium Income - Daily Putwrite ETF
Shareholder Report [Line Items]
Fund Name	Innovator Equity Premium Income - Daily Putwrite ETF
Class Name	Innovator Equity Premium Income - Daily Putwrite ETF
Trading Symbol	SPUT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Premium Income - Daily Putwrite ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SPUT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=SPUT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Premium Income - Daily Putwrite ETF	$40	0.79%
[14]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 13,913,913
Holdings Count | $ / shares	503
Advisory Fees Paid, Amount	$ 45,669
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$13,913,913
Number of Holdings	503
Net Advisory Fee	$45,669
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	16.7%
Communications	9.2%
Consumer, Non-cyclical	6.4%
Financial	6.2%
Industrial	4.3%
Consumer, Cyclical	4.1%
Energy	1.9%
Utilities	1.1%
Basic Materials	0.8%
Cash & Other	49.3%
[15]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=SPUT
Innovator Gradient Tactical Rotation Strategy ETF
Shareholder Report [Line Items]
Fund Name	Innovator Gradient Tactical Rotation Strategy ETF
Class Name	Innovator Gradient Tactical Rotation Strategy ETF
Trading Symbol	IGTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Gradient Tactical Rotation Strategy ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IGTR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IGTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Gradient Tactical Rotation Strategy ETF	$42	0.80%
[16]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Material Change Date	Jun. 17, 2026
Net Assets	$ 54,905,055
Holdings Count | $ / shares	197
Advisory Fees Paid, Amount	$ 222,706
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$54,905,055
Number of Holdings	197
Net Advisory Fee	$222,706
Portfolio Turnover	280%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Financial	29.0%
Industrial	16.7%
Consumer, Cyclical	12.9%
Consumer, Non-cyclical	12.7%
Technology	9.9%
Basic Materials	7.1%
Energy	4.3%
Communications	2.5%
Utilities	1.9%
Cash & Other	3.0%
[17]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IGTR
Innovator Hedged Nasdaq-100® ETF
Shareholder Report [Line Items]
Fund Name	Innovator Hedged Nasdaq-100® ETF
Class Name	Innovator Hedged Nasdaq-100® ETF
Trading Symbol	QHDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Hedged Nasdaq-100® ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QHDG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QHDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Hedged Nasdaq-100® ETF	$39	0.79%
[18]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 2,984,441
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 12,486
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,984,441
Number of Holdings	105
Net Advisory Fee	$12,486
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	55.1%
Communications	28.1%
Consumer, Cyclical	12.2%
Consumer, Non-cyclical	8.3%
Industrial	1.9%
Utilities	1.5%
Basic Materials	1.2%
Energy	0.7%
Financial	0.1%
Cash & Other	-9.1%
[19]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QHDG
Innovator Index Autocallable Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Innovator Index Autocallable Income Strategy ETF
Class Name	Innovator Index Autocallable Income Strategy ETF
Trading Symbol	ACII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Index Autocallable Income Strategy ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ACII. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ACII
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Index Autocallable Income Strategy ETF	$40	0.79%
[20]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 83,046,704
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 111,730
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$83,046,704
Number of Holdings	5
Net Advisory Fee	$111,730
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	98.1%
Worst of SPY QQQ IWM 2029	0.3%
Worst of SPY QQQ IWM 2027	0.2%
SPY QQQ IWM TRS 04302029	0.0%
[21]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ACII
Innovator International Developed Managed 10 Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Managed 10 Buffer ETF™
Class Name	Innovator International Developed Managed 10 Buffer ETF™
Trading Symbol	IBFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Managed 10 Buffer ETF™ for the period of February 23, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IBFR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IBFR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator International Developed Managed 10 Buffer ETF™	$16	0.89%
[22],[23]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 14,635,131
Holdings Count | $ / shares	289
Advisory Fees Paid, Amount	$ 7,844
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,635,131
Number of Holdings	289
Net Advisory Fee	$7,844
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Financial	25.4%
Consumer, Non-cyclical	17.2%
Industrial	16.4%
Consumer, Cyclical	10.8%
Technology	6.8%
Basic Materials	5.3%
Communications	4.2%
Energy	4.0%
Utilities	3.8%
Cash & Other	6.1%
[24]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IBFR
Innovator International Developed Managed Floor ETF®
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Managed Floor ETF®
Class Name	Innovator International Developed Managed Floor ETF®
Trading Symbol	IFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Managed Floor ETF® for the period of November 19, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator International Developed Managed Floor ETF®	$41	0.89%
[25],[26]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 61,528,021
Holdings Count | $ / shares	312
Advisory Fees Paid, Amount	$ 131,164
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$61,528,021
Number of Holdings	312
Net Advisory Fee	$131,164
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Financial	25.5%
Consumer, Non-cyclical	17.7%
Industrial	16.5%
Consumer, Cyclical	11.4%
Technology	7.7%
Basic Materials	5.4%
Energy	4.2%
Communications	4.1%
Utilities	3.8%
Cash & Other	3.7%
[27]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IFLR
Innovator Laddered Allocation Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Laddered Allocation Buffer ETF™
Class Name	Innovator Laddered Allocation Buffer ETF™
Trading Symbol	BUFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Laddered Allocation Buffer ETF™ for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BUFB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Buffer ETF™	$5**	0.10%**
[28],[29]
Expenses Paid, Amount	$ 5	[28]
Expense Ratio, Percent	0.10%
Material Change Date	Jun. 17, 2026
Net Assets	$ 286,108,485
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 116,808
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$286,108,485
Number of Holdings	13
Net Advisory Fee	$116,808
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Innovator U.S. Equity Buffer ETF - November	8.4%
Innovator U.S. Equity Buffer ETF -December	8.4%
Innovator U.S. Equity Buffer ETF - February	8.4%
Innovator U.S. Equity Buffer ETF - October	8.4%
Innovator U.S. Equity Buffer ETF - January	8.4%
Innovator U.S. Equity Buffer ETF - March	8.3%
Innovator U.S. Equity Buffer ETF - September	8.3%
Innovator U.S. Equity Buffer ETF - August	8.3%
Innovator U.S. Equity Buffer ETF - July	8.3%
Innovator U.S. Equity Buffer ETF April	8.3%
[30]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BUFB
Innovator Laddered Allocation Power Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Laddered Allocation Power Buffer ETF™
Class Name	Innovator Laddered Allocation Power Buffer ETF™
Trading Symbol	BUFF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Laddered Allocation Power Buffer ETF™ for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BUFF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Power Buffer ETF™	$5**	0.10%**
[31],[32]
Expenses Paid, Amount	$ 5	[31]
Expense Ratio, Percent	0.10%
Material Change Date	Jun. 17, 2026
Net Assets	$ 841,645,624
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 377,873
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$841,645,624
Number of Holdings	12
Net Advisory Fee	$377,873
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Innovator U.S. Equity Power Buffer ETF - November	8.4%
Innovator U.S. Equity Power Buffer ETF - December	8.4%
Innovator U.S. Equity Power Buffer ETF - October	8.4%
Innovator U.S. Equity Power Buffer ETF - February	8.4%
Innovator U.S. Equity Power Buffer ETF - January	8.4%
Innovator U.S. Equity Power Buffer ETF - March	8.3%
Innovator U.S. Equity Power Buffer ETF - September	8.3%
Innovator U.S. Equity Power Buffer ETF - August	8.3%
Innovator U.S. Equity Power Buffer ETF - April	8.3%
Innovator U.S. Equity Power Buffer ETF - July	8.3%
[33]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BUFF
Innovator Nasdaq-100® Managed 10 Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Nasdaq-100® Managed 10 Buffer ETF™
Class Name	Innovator Nasdaq-100® Managed 10 Buffer ETF™
Trading Symbol	NBFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Nasdaq-100® Managed 10 Buffer ETF™ for the period of February 23, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NBFR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NBFR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Nasdaq-100® Managed 10 Buffer ETF™	$14	0.79%
[34],[35]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 19,056,104
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 15,847
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,056,104
Number of Holdings	50
Net Advisory Fee	$15,847
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	51.7%
Communications	26.4%
Consumer, Cyclical	10.2%
Consumer, Non-cyclical	5.9%
Basic Materials	2.1%
Utilities	1.2%
Industrial	1.1%
Finance and Insurance	-0.4%
Cash & Other	1.8%
[36]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NBFR
Innovator Nasdaq-100® Managed Floor ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Nasdaq-100® Managed Floor ETF®
Class Name	Innovator Nasdaq-100® Managed Floor ETF®
Trading Symbol	QFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Nasdaq-100® Managed Floor ETF® for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Nasdaq-100® Managed Floor ETF®	$45	0.89%
[37]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 505,626,668
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 1,997,238
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$505,626,668
Number of Holdings	52
Net Advisory Fee	$1,997,238
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
NVIDIA Corp.	9.4%
Apple, Inc.	7.7%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.3%
Alphabet, Inc. - Class A	4.6%
Alphabet, Inc. - Class C	4.3%
Broadcom, Inc.	4.3%
Advanced Micro Devices, Inc.	4.0%
Lam Research Corp.	3.6%
Meta Platforms, Inc. - Class A	3.5%
[38]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QFLR
Innovator Power Buffer Step-Up Strategy ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Power Buffer Step-Up Strategy ETF®
Class Name	Innovator Power Buffer Step-Up Strategy ETF®
Trading Symbol	PSTP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Power Buffer Step-Up Strategy ETF® for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSTP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PSTP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Power Buffer Step-Up Strategy ETF®	$45	0.89%
[39]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 127,900,695
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 568,644
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$127,900,695
Number of Holdings	4
Net Advisory Fee	$568,644
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.17	99.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.65	5.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $812.29 (Short)	-2.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $610.85 (Short)	-2.6%
[40]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PSTP
Innovator S&P Investment Grade Preferred ETF
Shareholder Report [Line Items]
Fund Name	Innovator S&P Investment Grade Preferred ETF
Class Name	Innovator S&P Investment Grade Preferred ETF
Trading Symbol	EPRF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator S&P Investment Grade Preferred ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EPRF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EPRF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator S&P Investment Grade Preferred ETF	$23	0.47%
[41]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Material Change Date	Jun. 17, 2026
Net Assets	$ 71,804,796
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 175,048
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$71,804,796
Number of Holdings	80
Net Advisory Fee	$175,048
Portfolio Turnover	7%
Average Credit Quality	AAA
Effective Duration	2 yrs

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	5.4%
Apollo Global Management, Inc.	4.2%
KKR & Co., Inc.	4.1%
Ares Management Corp.	4.0%
Voya Financial, Inc.	3.9%
UMB Financial Corp.	3.8%
State Street Corp.	3.8%
Northern Trust Corp.	3.8%
Hartford Insurance Group, Inc.	3.8%
Bank of New York Mellon Corp.	3.8%
[42]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EPRF
Innovator U.S. Small Cap Managed 10 Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Managed 10 Buffer ETF™
Class Name	Innovator U.S. Small Cap Managed 10 Buffer ETF™
Trading Symbol	KBFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Managed 10 Buffer ETF™ for the period of February 23, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KBFR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KBFR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Managed 10 Buffer ETF™	$15	0.79%
[43],[44]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 7,649,636
Holdings Count | $ / shares	847
Advisory Fees Paid, Amount	$ 9,258
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,649,636
Number of Holdings	847
Net Advisory Fee	$9,258
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Financial	23.6%
Consumer, Non-cyclical	22.1%
Industrial	14.9%
Consumer, Cyclical	11.1%
Technology	9.6%
Energy	6.0%
Communications	3.8%
Basic Materials	3.7%
Utilities	2.3%
Cash & Other	2.9%
[45]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KBFR
Innovator U.S. Small Cap Managed Floor ETF®
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Managed Floor ETF®
Class Name	Innovator U.S. Small Cap Managed Floor ETF®
Trading Symbol	RFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Managed Floor ETF® for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=RFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Managed Floor ETF®	$46	0.89%
[46]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 76,875,983
Holdings Count | $ / shares	849
Advisory Fees Paid, Amount	$ 232,889
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$76,875,983
Number of Holdings	849
Net Advisory Fee	$232,889
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Financial	23.5%
Consumer, Non-cyclical	22.1%
Industrial	15.2%
Consumer, Cyclical	10.9%
Technology	9.5%
Energy	6.5%
Communications	3.8%
Basic Materials	3.7%
Utilities	2.1%
Cash & Other	2.7%
[47]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=RFLR
Innovator Uncapped Accelerated U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Innovator Uncapped Accelerated U.S. Equity ETF
Class Name	Innovator Uncapped Accelerated U.S. Equity ETF
Trading Symbol	XUSP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Uncapped Accelerated U.S. Equity ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XUSP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XUSP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Uncapped Accelerated U.S. Equity ETF	$40	0.79%
[48]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 43,808,451
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 185,469
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$43,808,451
Number of Holdings	12
Net Advisory Fee	$185,469
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.69	25.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.85	25.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.53	23.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.20	23.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $648.74	4.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $682.86	4.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $716.02	3.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.49	2.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.95 (Short)	-2.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.21 (Short)	-2.7%
[49]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XUSP
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
Class Name	Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
Trading Symbol	TFJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TFJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TFJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly	$38	0.79%
[50]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 7,758,643
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 36,799
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,758,643
Number of Holdings	3
Net Advisory Fee	$36,799
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.22	99.3%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $82.36	0.6%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $109.94 (Short)	0.0%
[51]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TFJL
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Class Name	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Trading Symbol	TBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TBJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TBJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July	$39	0.79%
[52]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 22,750,865
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 94,989
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,750,865
Number of Holdings	4
Net Advisory Fee	$94,989
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.88	96.5%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $88.28	3.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $131.23 (Short)	0.0%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $80.33 (Short)	-0.4%
[53]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TBJL
Innovator Defined Wealth Shield ETF
Shareholder Report [Line Items]
Fund Name	Innovator Defined Wealth Shield ETF
Class Name	Innovator Defined Wealth Shield ETF
Trading Symbol	BALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Defined Wealth Shield ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Defined Wealth Shield ETF	$35	0.69%
[54]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Material Change Date	Jun. 17, 2026
Net Assets	$ 2,421,404,060
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 7,363,954
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,421,404,060
Number of Holdings	4
Net Advisory Fee	$7,363,954
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.63	108.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.34	0.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $520.27 (Short)	-0.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $667.31 (Short)	-9.0%
[55]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BALT
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Class Name	Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Trading Symbol	EBUF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Emerging Markets 10 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 31,816,994
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 91,284
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$31,816,994
Number of Holdings	4
Net Advisory Fee	$91,284
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.14	106.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $56.79	1.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $51.11 (Short)	-0.4%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $61.33 (Short)	-6.9%
[56]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EBUF
Innovator Emerging Markets Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - April
Class Name	Innovator Emerging Markets Power Buffer ETF™ - April
Trading Symbol	EAPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - April	$46	0.89%
[57]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 99,863,888
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 346,069
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$99,863,888
Number of Holdings	4
Net Advisory Fee	$346,069
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $0.57	103.1%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $56.79	4.6%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $48.27 (Short)	-1.9%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $70.53 (Short)	-6.0%
[58]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EAPR
Innovator Emerging Markets Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - January
Class Name	Innovator Emerging Markets Power Buffer ETF™ - January
Trading Symbol	EJAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - January	$46	0.89%
[59]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 155,367,819
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 527,830
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$155,367,819
Number of Holdings	4
Net Advisory Fee	$527,830
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $0.55	108.5%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $54.71	3.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $46.50 (Short)	-1.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $62.62 (Short)	-10.7%
[60]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EJAN
Innovator Emerging Markets Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - July
Class Name	Innovator Emerging Markets Power Buffer ETF™ - July
Trading Symbol	EJUL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - July	$45	0.89%
[61]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 140,256,107
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 606,560
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$140,256,107
Number of Holdings	4
Net Advisory Fee	$606,560
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.48	117.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $48.24	0.2%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $41.00 (Short)	-0.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $54.93 (Short)	-17.3%
[62]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EJUL
Innovator Emerging Markets Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - October
Class Name	Innovator Emerging Markets Power Buffer ETF™ - October
Trading Symbol	EOCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - October	$46	0.89%
[63]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 17, 2026
Net Assets	$ 112,419,999
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 528,556
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$112,419,999
Number of Holdings	4
Net Advisory Fee	$528,556
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $0.53	108.4%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $53.40	1.8%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $45.39 (Short)	-0.6%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $61.52 (Short)	-9.7%
[64]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EOCT
Innovator Equity Defined Protection ETF® - 1 Yr April
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr April
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr April
Trading Symbol	ZAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr April	$39	0.78%
[65]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Material Change Date	Jun. 17, 2026
Net Assets	$ 82,062,433
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 165,009
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$82,062,433
Number of Holdings	5
Net Advisory Fee	$165,009
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	107.2%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.55	3.6%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.45	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.45 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $641.11 (Short)	-11.3%
[66]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZAPR
Innovator Equity Defined Protection ETF® - 1 Yr August
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr August
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr August
Trading Symbol	ZAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr August for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr August	$40	0.79%
[67]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 103,487,714
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 429,728
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$103,487,714
Number of Holdings	3
Net Advisory Fee	$429,728
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.35	107.6%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.11	0.8%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $678.16 (Short)	-8.5%
[68]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZAUG
Innovator Equity Defined Protection ETF® - 1 Yr December
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr December
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr December
Trading Symbol	ZDEK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr December for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZDEK. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZDEK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr December	$40	0.79%
[69]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 114,457,430
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 458,170
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$114,457,430
Number of Holdings	3
Net Advisory Fee	$458,170
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.86	102.0%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.42	3.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $730.26 (Short)	-5.4%
[70]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZDEK
Innovator Equity Defined Protection ETF® - 1 Yr February
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr February
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr February
Trading Symbol	ZFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr February for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr February	$40	0.79%
[71],[72]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 162,508,093
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 524,262
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$162,508,093
Number of Holdings	3
Net Advisory Fee	$524,262
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.95	101.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $692.00	4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $736.12 (Short)	-6.0%
[73]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZFEB
Innovator Equity Defined Protection ETF® - 1 Yr January
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr January
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr January
Trading Symbol	ZJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr January	$40	0.79%
[74]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 115,218,888
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 348,777
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$115,218,888
Number of Holdings	3
Net Advisory Fee	$348,777
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.86	102.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.96	3.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $726.65 (Short)	-6.3%
[75]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZJAN
Innovator Equity Defined Protection ETF® - 1 Yr July
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr July
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr July
Trading Symbol	ZJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr July	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 129,722,386
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 546,971
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$129,722,386
Number of Holdings	3
Net Advisory Fee	$546,971
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.22	109.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.89	0.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $661.10 (Short)	-10.0%
[76]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZJUL
Innovator Equity Defined Protection ETF® - 1 Yr June
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr June
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr June
Trading Symbol	ZJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr June for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr June	$40	0.79%
[77]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 33,463,897
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 161,136
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$33,463,897
Number of Holdings	3
Net Advisory Fee	$161,136
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.92	113.9%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.41	0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $632.42 (Short)	-14.3%
[78]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZJUN
Innovator Equity Defined Protection ETF® - 1 Yr March
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr March
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr March
Trading Symbol	ZMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr March for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr March	$39	0.78%
[79]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Material Change Date	Jun. 17, 2026
Net Assets	$ 121,234,860
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 370,601
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$121,234,860
Number of Holdings	5
Net Advisory Fee	$370,601
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	102.1%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $631.04	4.2%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.28	0.2%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.28 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $673.51 (Short)	-6.9%
[80]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZMAR
Innovator Equity Defined Protection ETF® - 1 Yr May
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr May
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr May
Trading Symbol	ZMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr May for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr May	$40	0.79%
[81]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 33,489,361
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 137,402
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$33,489,361
Number of Holdings	5
Net Advisory Fee	$137,402
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	98.7%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $660.58	5.9%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $687.00	0.1%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $687.00 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $708.87 (Short)	-4.8%
[82]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZMAY
Innovator Equity Defined Protection ETF® - 1 Yr November
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr November
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr November
Trading Symbol	ZNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr November for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr November	$40	0.79%
[83]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 141,247,581
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 468,413
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$141,247,581
Number of Holdings	3
Net Advisory Fee	$468,413
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.85	101.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.09	2.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $728.78 (Short)	-4.8%
[84]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZNOV
Innovator Equity Defined Protection ETF® - 1 Yr October
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr October
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr October
Trading Symbol	ZOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr October	$40	0.79%
[85]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 114,747,276
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 485,846
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$114,747,276
Number of Holdings	3
Net Advisory Fee	$485,846
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.70	103.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.22	2.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $709.68 (Short)	-6.0%
[86]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZOCT
Innovator Equity Defined Protection ETF® - 1 Yr September
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 1 Yr September
Class Name	Innovator Equity Defined Protection ETF® - 1 Yr September
Trading Symbol	ZSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr September for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr September	$40	0.79%
[87]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 144,522,271
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 540,243
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$144,522,271
Number of Holdings	3
Net Advisory Fee	$540,243
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.48	106.4%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.08	1.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $688.46 (Short)	-7.9%
[88]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZSEP
Innovator Equity Defined Protection ETF® - 2 Yr to April 2028
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to April 2028
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to April 2028
Trading Symbol	AAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to April 2028 for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to April 2028	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 54,326,487
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 213,970
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$54,326,487
Number of Holdings	5
Net Advisory Fee	$213,970
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	105.5%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $597.55	5.6%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $645.35	0.7%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $645.35 (Short)	-0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $691.57 (Short)	-11.8%
[89]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AAPR
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to April 2027
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to April 2027
Trading Symbol	TAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to April 2027 for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027	$40	0.79%
[90]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 10,502,337
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 40,557
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$10,502,337
Number of Holdings	3
Net Advisory Fee	$40,557
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $10.07	116.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $559.39	1.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $645.09 (Short)	-18.8%
[91]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TAPR
Innovator Equity Defined Protection ETF® - 2 Yr to January 2028
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to January 2028
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to January 2028
Trading Symbol	AJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to January 2028 for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 2 Yr to January 2028	$40	0.79%
[92]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 45,158,687
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 170,191
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$45,158,687
Number of Holdings	3
Net Advisory Fee	$170,191
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $12.27	102.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $681.92	6.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $772.68 (Short)	-8.5%
[93]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AJAN
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to January 2027
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to January 2027
Trading Symbol	TJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to January 2027 for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027	$40	0.79%
[94]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 32,013,258
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 131,962
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$32,013,258
Number of Holdings	3
Net Advisory Fee	$131,962
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $10.55	110.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $586.08	1.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $679.50 (Short)	-11.9%
[95]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TJAN
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to July 2027
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to July 2027
Trading Symbol	TJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to July 2027 for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027	$40	0.79%
[96]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 141,895,594
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 623,693
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$141,895,594
Number of Holdings	3
Net Advisory Fee	$623,693
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $11.12	109.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $617.85	3.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $701.94 (Short)	-12.8%
[97]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TJUL
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to July 2026
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to July 2026
Trading Symbol	AJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to July 2026 for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 58,792,476
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 232,832
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$58,792,476
Number of Holdings	3
Net Advisory Fee	$232,832
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80	112.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22	0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27 (Short)	-12.9%
[98]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AJUL
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to October 2026
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to October 2026
Trading Symbol	AOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to October 2026 for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026	$40	0.79%
[99]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 69,684,756
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 277,728
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$69,684,756
Number of Holdings	3
Net Advisory Fee	$277,728
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33	113.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76	0.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12 (Short)	-14.4%
[100]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AOCT
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 2 Yr to October 2027
Class Name	Innovator Equity Defined Protection ETF® - 2 Yr to October 2027
Trading Symbol	TOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to October 2027 for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027	$40	0.79%
[101],[102]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 19,487,370
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 61,775
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,487,370
Number of Holdings	3
Net Advisory Fee	$61,775
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $11.99	103.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $666.18	5.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $751.32 (Short)	-9.0%
[103]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TOCT
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct
Class Name	Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct
Trading Symbol	APOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct	$39	0.79%
[104]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 80,811,489
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 399,222
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$80,811,489
Number of Holdings	5
Net Advisory Fee	$399,222
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	108.6%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $597.55	1.8%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $609.50	0.1%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $609.50 (Short)	0.0%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $618.05 (Short)	-10.6%
[105]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APOC
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul
Class Name	Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul
Trading Symbol	JAJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JAJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JAJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 252,790,368
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 935,312
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$252,790,368
Number of Holdings	3
Net Advisory Fee	$935,312
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $3.41	103.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $681.92	1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.49 (Short)	-4.2%
[106]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JAJL
Innovator Equity Dual Directional 10 Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - April
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - April
Trading Symbol	DDTA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - April for the period of March 31, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDTA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - April	$7	0.76%
[107],[108]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.76%
Material Change Date	Jun. 17, 2026
Net Assets	$ 14,509,467
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 7,280
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,509,467
Number of Holdings	7
Net Advisory Fee	$7,280
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	103.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $531.82	20.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.53	6.8%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.42	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.42 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $695.91 (Short)	-5.4%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $537.80 (Short)	-25.3%
[109]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDTA
Innovator Equity Dual Directional 10 Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - December
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - December
Trading Symbol	DDTD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - December for the period of November 28, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTD. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDTD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - December	$33	0.79%
[110],[111]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 28,260,714
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 59,988
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$28,260,714
Number of Holdings	5
Net Advisory Fee	$59,988
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.87	99.8%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $608.22	15.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.43	6.3%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $777.01 (Short)	-2.1%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $615.05 (Short)	-19.5%
[112]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDTD
Innovator Equity Dual Directional 10 Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - February
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - February
Trading Symbol	DDTF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - February for the period of January 30, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDTF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - February	$20	0.79%
[113],[114]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 18,297,272
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 27,894
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,297,272
Number of Holdings	5
Net Advisory Fee	$27,894
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.98	100.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $615.85	21.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $692.03	8.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $783.59 (Short)	-2.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $622.77 (Short)	-26.7%
[115]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDTF
Innovator Equity Dual Directional 10 Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - January
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - January
Trading Symbol	DDTJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - January for the period of December 31, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDTJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - January	$26	0.79%
[116],[117]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 23,078,256
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 49,010
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$23,078,256
Number of Holdings	5
Net Advisory Fee	$49,010
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.87	100.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $606.91	17.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.97	7.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $769.27 (Short)	-2.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $613.73 (Short)	-22.5%
[118]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDTJ
Innovator Equity Dual Directional 10 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - July
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - July
Trading Symbol	DDTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDTL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 10 Buffer ETF™ - July	$40	0.79%
[119]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 102,646,427
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 397,862
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$102,646,427
Number of Holdings	5
Net Advisory Fee	$397,862
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.23	104.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $549.89	1.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.90	0.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $556.07 (Short)	-1.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $695.71 (Short)	-5.2%
[120]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDTL
Innovator Equity Dual Directional 10 Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - March
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - March
Trading Symbol	DDTM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - March for the period of February 27, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTM. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDTM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - March	$13	0.79%
[121],[122]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 12,768,391
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 14,008
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$12,768,391
Number of Holdings	5
Net Advisory Fee	$14,008
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.91	100.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $610.53	22.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $686.04	8.2%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $780.04 (Short)	-3.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $617.39 (Short)	-27.9%
[123]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDTM
Innovator Equity Dual Directional 10 Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - May
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - May
Trading Symbol	DDTY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - May for the period of April 30, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDTY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - May	$0	0.79%
[124],[125]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 983,981
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$983,981
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	98.5%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $587.92	32.2%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $660.55	11.6%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $757.04 (Short)	-1.9%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $594.52 (Short)	-40.8%
[126]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDTY
Innovator Equity Dual Directional 10 Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - November
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - November
Trading Symbol	DDTN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDTN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 10 Buffer ETF™ - November	$40	0.79%
[127]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 47,239,687
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 166,523
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$47,239,687
Number of Holdings	5
Net Advisory Fee	$166,523
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.86	99.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $607.03	12.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.10	5.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $776.53 (Short)	-1.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $613.85 (Short)	-16.3%
[128]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDTN
Innovator Equity Dual Directional 10 Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - October
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - October
Trading Symbol	DDTO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTO. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDTO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 10 Buffer ETF™ - October	$40	0.79%
[129]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 30,835,975
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 131,469
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$30,835,975
Number of Holdings	5
Net Advisory Fee	$131,469
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.72	100.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $592.90	8.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.23	4.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $749.72 (Short)	-2.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $599.56 (Short)	-11.4%
[130]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDTO
Innovator Equity Dual Directional 10 Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 10 Buffer ETF™ - September
Class Name	Innovator Equity Dual Directional 10 Buffer ETF™ - September
Trading Symbol	DDTS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTS. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDTS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 10 Buffer ETF™ - September	$40	0.79%
[131]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 22,630,755
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 87,057
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,630,755
Number of Holdings	5
Net Advisory Fee	$87,057
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.49	102.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $574.09	5.4%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.09	2.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $726.71 (Short)	-3.7%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $580.55 (Short)	-7.0%
[132]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDTS
Innovator Equity Dual Directional 15 Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - April
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - April
Trading Symbol	DDFA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - April for the period of March 31, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDFA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - April	$6	0.76%
[133],[134]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.76%
Material Change Date	Jun. 17, 2026
Net Assets	$ 99,663,815
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 44,641
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$99,663,815
Number of Holdings	7
Net Advisory Fee	$44,641
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	104.2%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $501.94	23.8%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.52	6.9%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.43	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.43 (Short)	0.0%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $677.38 (Short)	-7.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $507.92 (Short)	-28.4%
[135]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDFA
Innovator Equity Dual Directional 15 Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - December
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - December
Trading Symbol	DDFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - December for the period of November 28, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFD. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDFD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - December	$33	0.79%
[136],[137]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 118,435,667
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 326,740
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$118,435,667
Number of Holdings	5
Net Advisory Fee	$326,740
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.89	100.6%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $574.05	16.7%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.44	6.3%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $749.00 (Short)	-3.8%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $580.90 (Short)	-20.1%
[138]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDFD
Innovator Equity Dual Directional 15 Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - February
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - February
Trading Symbol	DDFF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - February for the period of January 30, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDFF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - February	$19	0.79%
[139],[140]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 69,750,581
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 106,525
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$69,750,581
Number of Holdings	5
Net Advisory Fee	$106,525
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.99	100.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $581.25	23.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $692.04	8.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $756.74 (Short)	-4.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $588.24 (Short)	-28.2%
[141]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDFF
Innovator Equity Dual Directional 15 Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - January
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - January
Trading Symbol	DDFJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - January for the period of December 31, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDFJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - January	$26	0.79%
[142],[143]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 77,874,403
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 240,356
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$77,874,403
Number of Holdings	5
Net Advisory Fee	$240,356
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.89	101.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $572.81	19.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.95	7.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $743.09 (Short)	-4.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.66 (Short)	-23.5%
[144]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDFJ
Innovator Equity Dual Directional 15 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - July
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - July
Trading Symbol	DDFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDFL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 15 Buffer ETF™ - July	$40	0.79%
[145]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 71,879,014
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 301,221
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$71,879,014
Number of Holdings	5
Net Advisory Fee	$301,221
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.24	107.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $518.99	1.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.87	0.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.20 (Short)	-1.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $672.22 (Short)	-8.3%
[146]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDFL
Innovator Equity Dual Directional 15 Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - March
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - March
Trading Symbol	DDFM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - March for the period of February 27, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFM. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDFM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - March	$13	0.79%
[147],[148]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 45,766,423
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 46,844
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$45,766,423
Number of Holdings	5
Net Advisory Fee	$46,844
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.93	101.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $576.23	25.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $686.06	8.2%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $753.08 (Short)	-5.2%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $583.16 (Short)	-29.9%
[149]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDFM
Innovator Equity Dual Directional 15 Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - May
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - May
Trading Symbol	DDFY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - May for the period of April 30, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDFY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - May	$0	0.79%
[150],[151]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 983,982
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$983,982
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	98.6%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $554.89	36.7%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $660.56	11.5%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $729.90 (Short)	-3.3%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $561.49 (Short)	-43.9%
[152]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDFY
Innovator Equity Dual Directional 15 Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - November
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - November
Trading Symbol	DDFN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDFN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 15 Buffer ETF™ - November	$40	0.79%
[153]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 110,116,276
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 356,076
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$110,116,276
Number of Holdings	5
Net Advisory Fee	$356,076
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.88	100.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $572.93	13.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.11	5.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $750.27 (Short)	-3.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.76 (Short)	-16.4%
[154]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDFN
Innovator Equity Dual Directional 15 Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - October
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - October
Trading Symbol	DDFO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFO. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDFO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 15 Buffer ETF™ - October	$40	0.79%
[155]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 99,159,388
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 482,411
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$99,159,388
Number of Holdings	5
Net Advisory Fee	$482,411
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.73	101.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $559.59	9.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.21	4.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $726.34 (Short)	-4.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.28 (Short)	-11.6%
[156]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDFO
Innovator Equity Dual Directional 15 Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 15 Buffer ETF™ - September
Class Name	Innovator Equity Dual Directional 15 Buffer ETF™ - September
Trading Symbol	DDFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFS. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDFS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 15 Buffer ETF™ - September	$40	0.79%
[157]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 52,624,700
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 209,764
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$52,624,700
Number of Holdings	5
Net Advisory Fee	$209,764
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.50	104.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $541.84	6.0%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.10	2.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $705.10 (Short)	-5.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.31 (Short)	-7.1%
[158]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly
Class Name	Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly
Trading Symbol	DDSQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly for the period of December 31, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDSQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDSQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly	$27	0.79%
[159],[160]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 53,936,909
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 79,396
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$53,936,909
Number of Holdings	5
Net Advisory Fee	$79,396
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.64	105.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $611.32	1.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.35	1.2%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.82 (Short)	-2.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $686.76 (Short)	-6.3%
[161]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDSQ
Innovator Growth Accelerated ETF®-Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated ETF®-Quarterly
Class Name	Innovator Growth Accelerated ETF®-Quarterly
Trading Symbol	XDQQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth Accelerated ETF®-Quarterly for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDQQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDQQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated ETF®-Quarterly	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 53,978,917
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 238,273
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$53,978,917
Number of Holdings	3
Net Advisory Fee	$238,273
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.44	106.9%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $577.18	15.5%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $606.67 (Short)	-22.5%
[162]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDQQ
Innovator Growth Accelerated Plus ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - April
Class Name	Innovator Growth Accelerated Plus ETF® - April
Trading Symbol	QTAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - April	$42	0.79%
[163]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 16,191,735
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 83,744
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,191,735
Number of Holdings	3
Net Advisory Fee	$83,744
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $5.78	105.5%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $577.18	42.2%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $621.05 (Short)	-47.8%
[164]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTAP
Innovator Growth Accelerated Plus ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - January
Class Name	Innovator Growth Accelerated Plus ETF® - January
Trading Symbol	QTJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - January	$41	0.79%
[165]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 16,662,409
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 71,631
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,662,409
Number of Holdings	3
Net Advisory Fee	$71,631
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $6.16	101.3%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $614.31	28.6%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $653.99 (Short)	-30.2%
[166]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTJA
Innovator Growth Accelerated Plus ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - July
Class Name	Innovator Growth Accelerated Plus ETF® - July
Trading Symbol	QTJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - July	$41	0.79%
[167]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 27,023,560
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 99,279
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$27,023,560
Number of Holdings	3
Net Advisory Fee	$99,279
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.53	103.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64	37.8%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $586.61 (Short)	-41.3%
[168]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTJL
Innovator Growth Accelerated Plus ETF®-October
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF®-October
Class Name	Innovator Growth Accelerated Plus ETF®-October
Trading Symbol	QTOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF®-October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF®-October	$41	0.79%
[169]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 15,546,403
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 62,157
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$15,546,403
Number of Holdings	3
Net Advisory Fee	$62,157
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.02	100.2%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37	27.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $638.13 (Short)	-28.0%
[170]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTOC
Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly
Class Name	Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly
Trading Symbol	DDNQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly for the period of December 31, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDNQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=DDNQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly	$26	0.79%
[171],[172]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 24,511,076
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 49,513
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$24,511,076
Number of Holdings	5
Net Advisory Fee	$49,513
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.43	109.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $542.55	1.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $577.17	1.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $548.31 (Short)	-2.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $617.12 (Short)	-10.0%
[173]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=DDNQ
Innovator Growth-100 Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - April
Class Name	Innovator Growth-100 Power Buffer ETF™ - April
Trading Symbol	NAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - April	$41	0.79%
[174]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 216,121,041
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 769,676
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$216,121,041
Number of Holdings	4
Net Advisory Fee	$769,676
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $5.77	108.3%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $577.18	3.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $490.60 (Short)	-1.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $676.63 (Short)	-10.5%
[175]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NAPR
Innovator Growth-100 Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - August
Class Name	Innovator Growth-100 Power Buffer ETF™ - August
Trading Symbol	NAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - August	$40	0.79%
[176]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 80,361,147
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 312,100
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$80,361,147
Number of Holdings	4
Net Advisory Fee	$312,100
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $5.65	106.2%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $565.01	0.8%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $480.26 (Short)	-0.3%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $648.35 (Short)	-6.9%
[177]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NAUG
Innovator Growth-100 Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - December
Class Name	Innovator Growth-100 Power Buffer ETF™ - December
Trading Symbol	NDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - December	$40	0.79%
[178]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 79,937,565
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 250,417
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$79,937,565
Number of Holdings	4
Net Advisory Fee	$250,417
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $6.19	101.9%
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $619.25	3.7%
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $526.36 (Short)	-1.5%
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $714.61 (Short)	-4.3%
[179]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NDEC
Innovator Growth-100 Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - February
Class Name	Innovator Growth-100 Power Buffer ETF™ - February
Trading Symbol	NFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment325490
Innovator Growth-100 Power Buffer ETF™ - February	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 83,204,803
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 209,657
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$83,204,803
Number of Holdings	4
Net Advisory Fee	$209,657
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $6.22	102.8%
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $621.87	4.5%
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $528.59 (Short)	-2.0%
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $715.83 (Short)	-5.6%
[180]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NFEB
Innovator Growth-100 Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - January
Class Name	Innovator Growth-100 Power Buffer ETF™ - January
Trading Symbol	NJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - January	$40	0.79%
[181]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 371,113,855
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,289,448
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$371,113,855
Number of Holdings	4
Net Advisory Fee	$1,289,448
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $6.14	103.3%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $614.31	3.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $522.16 (Short)	-1.7%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $704.31 (Short)	-5.8%
[182]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJAN
Innovator Growth-100 Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - July
Class Name	Innovator Growth-100 Power Buffer ETF™ - July
Trading Symbol	NJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - July	$40	0.79%
[183]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 212,733,988
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 882,360
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$212,733,988
Number of Holdings	4
Net Advisory Fee	$882,360
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.52	107.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64	0.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $468.89 (Short)	-0.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $632.23 (Short)	-7.9%
[184]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJUL
Innovator Growth-100 Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - June
Class Name	Innovator Growth-100 Power Buffer ETF™ - June
Trading Symbol	NJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - June	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 56,426,456
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 256,717
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$56,426,456
Number of Holdings	4
Net Advisory Fee	$256,717
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $5.19	112.0%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $519.11	0.0%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $441.24 (Short)	0.0%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $598.95 (Short)	-12.3%
[185]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJUN
Innovator Growth-100 Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - March
Class Name	Innovator Growth-100 Power Buffer ETF™ - March
Trading Symbol	NMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - March	$41	0.79%
[186]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 93,321,484
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 155,204
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$93,321,484
Number of Holdings	4
Net Advisory Fee	$155,204
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $6.07	104.6%
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $607.29	4.3%
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $516.20 (Short)	-2.0%
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $703.73 (Short)	-7.2%
[187]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NMAR
Innovator Growth-100 Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - May
Class Name	Innovator Growth-100 Power Buffer ETF™ - May
Trading Symbol	NMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - May	$40	0.79%
[188]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 13,551,059
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 57,755
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$13,551,059
Number of Holdings	4
Net Advisory Fee	$57,755
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $6.68	99.2%
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $667.74	7.5%
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $567.58 (Short)	-3.4%
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $776.11 (Short)	-3.8%
[189]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NMAY
Innovator Growth-100 Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - November
Class Name	Innovator Growth-100 Power Buffer ETF™ - November
Trading Symbol	NNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - November	$40	0.79%
[190]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 111,109,484
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 398,230
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$111,109,484
Number of Holdings	4
Net Advisory Fee	$398,230
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $6.29	100.2%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $629.07	3.6%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $534.71 (Short)	-1.3%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $729.22 (Short)	-2.7%
[191]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NNOV
Innovator Growth-100 Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - October
Class Name	Innovator Growth-100 Power Buffer ETF™ - October
Trading Symbol	NOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - October	$40	0.79%
[192]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 236,953,390
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 994,548
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$236,953,390
Number of Holdings	4
Net Advisory Fee	$994,548
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.00	103.2%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37	2.3%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $510.31 (Short)	-0.8%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $685.98 (Short)	-4.9%
[193]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NOCT
Innovator Growth-100 Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - September
Class Name	Innovator Growth-100 Power Buffer ETF™ - September
Trading Symbol	NSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - September	$40	0.79%
[194]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 38,940,502
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 175,028
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$38,940,502
Number of Holdings	4
Net Advisory Fee	$175,028
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $5.70	106.6%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $570.40	1.3%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $484.84 (Short)	-0.4%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $649.80 (Short)	-7.8%
[195]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NSEP
Innovator International Developed 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator International Developed 10 Buffer ETF™ - Quarterly
Class Name	Innovator International Developed 10 Buffer ETF™ - Quarterly
Trading Symbol	IBUF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed 10 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed 10 Buffer ETF™ - Quarterly	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 104,029,716
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 369,903
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$104,029,716
Number of Holdings	4
Net Advisory Fee	$369,903
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.24	100.5%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $97.13	1.6%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $87.42 (Short)	-0.4%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $104.12 (Short)	-1.7%
[196]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IBUF
Innovator International Developed Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - April
Class Name	Innovator International Developed Power Buffer ETF™ - April
Trading Symbol	IAPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - April	$44	0.85%
[197]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 205,133,410
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 923,828
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$205,133,410
Number of Holdings	4
Net Advisory Fee	$923,828
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $0.97	100.0%
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $97.13	4.8%
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $82.56 (Short)	-2.2%
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $113.64 (Short)	-2.7%
[198]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IAPR
Innovator International Developed Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - August
Class Name	Innovator International Developed Power Buffer ETF™ - August
Trading Symbol	IAUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - August	$43	0.85%
[199]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 45,711,736
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 293,061
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$45,711,736
Number of Holdings	4
Net Advisory Fee	$293,061
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $0.88	104.0%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $87.52	0.9%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $74.39 (Short)	-0.4%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $99.79 (Short)	-4.7%
[200]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IAUG
Innovator International Developed Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - December
Class Name	Innovator International Developed Power Buffer ETF™ - December
Trading Symbol	IDEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - December	$43	0.85%
[201]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 44,335,006
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 174,439
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$44,335,006
Number of Holdings	4
Net Advisory Fee	$174,439
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $0.95	99.7%
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $95.19	3.1%
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $80.91 (Short)	-1.2%
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $111.86 (Short)	-1.8%
[202]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IDEC
Innovator International Developed Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - February
Class Name	Innovator International Developed Power Buffer ETF™ - February
Trading Symbol	IFEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - February	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 82,562,739
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 217,623
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$82,562,739
Number of Holdings	4
Net Advisory Fee	$217,623
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $1.01	98.3%
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $100.74	5.3%
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $114.33 (Short)	-1.8%
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $85.63 (Short)	-2.0%
[203]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IFEB
Innovator International Developed Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - January
Class Name	Innovator International Developed Power Buffer ETF™ - January
Trading Symbol	IJAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - January	$43	0.85%
[204]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 263,169,430
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 902,746
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$263,169,430
Number of Holdings	4
Net Advisory Fee	$902,746
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $0.96	100.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $96.03	3.8%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $81.63 (Short)	-1.5%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $109.28 (Short)	-2.9%
[205]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJAN
Innovator International Developed Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - July
Class Name	Innovator International Developed Power Buffer ETF™ - July
Trading Symbol	IJUL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - July	$44	0.85%
[206]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 193,424,683
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 903,433
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$193,424,683
Number of Holdings	4
Net Advisory Fee	$903,433
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.89	102.2%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $89.39	0.7%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $75.98 (Short)	-0.2%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $101.55 (Short)	-2.9%
[207]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJUL
Innovator International Developed Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - June
Class Name	Innovator International Developed Power Buffer ETF™ - June
Trading Symbol	IJUN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - June	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 43,474,831
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 223,173
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$43,474,831
Number of Holdings	4
Net Advisory Fee	$223,173
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $0.89	102.2%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $88.81	0.2%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $75.49 (Short)	0.0%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $101.74 (Short)	-2.5%
[208]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJUN
Innovator International Developed Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - March
Class Name	Innovator International Developed Power Buffer ETF™ - March
Trading Symbol	IMAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - March	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 82,594,409
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 189,532
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$82,594,409
Number of Holdings	4
Net Advisory Fee	$189,532
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $1.05	96.4%
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $105.38	7.3%
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $119.98 (Short)	-1.1%
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $89.57 (Short)	-2.8%
[209]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IMAR
Innovator International Developed Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - May
Class Name	Innovator International Developed Power Buffer ETF™ - May
Trading Symbol	IMAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - May	$44	0.85%
[210]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 31,911,387
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 141,054
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$31,911,387
Number of Holdings	4
Net Advisory Fee	$141,054
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $1.02	97.8%
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $102.32	6.7%
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $118.63 (Short)	-1.9%
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $86.97 (Short)	-2.7%
[211]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IMAY
Innovator International Developed Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - November
Class Name	Innovator International Developed Power Buffer ETF™ - November
Trading Symbol	INOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=INOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=INOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - November	$43	0.85%
[212]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 54,578,205
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 212,941
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$54,578,205
Number of Holdings	4
Net Advisory Fee	$212,941
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $0.94	99.5%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $94.49	2.5%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $80.32 (Short)	-0.9%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $112.32 (Short)	-1.3%
[213]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=INOV
Innovator International Developed Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - October
Class Name	Innovator International Developed Power Buffer ETF™ - October
Trading Symbol	IOCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - October	$43	0.85%
[214]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 177,991,625
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 801,247
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$177,991,625
Number of Holdings	4
Net Advisory Fee	$801,247
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $0.93	101.0%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $93.37	2.0%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $79.36 (Short)	-0.6%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $106.34 (Short)	-2.6%
[215]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IOCT
Innovator International Developed Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - September
Class Name	Innovator International Developed Power Buffer ETF™ - September
Trading Symbol	ISEP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ISEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ISEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - September	$43	0.85%
[216]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 17, 2026
Net Assets	$ 91,207,512
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 410,095
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$91,207,512
Number of Holdings	4
Net Advisory Fee	$410,095
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $0.91	101.8%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $91.48	1.4%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $77.76 (Short)	-0.5%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $104.10 (Short)	-2.9%
[217]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ISEP
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly
Class Name	Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly
Trading Symbol	QBUF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 158,078,566
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 767,684
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$158,078,566
Number of Holdings	4
Net Advisory Fee	$767,684
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.45	111.0%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $577.19	0.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $519.46 (Short)	-0.2%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $608.52 (Short)	-11.4%
[218]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QBUF
Innovator Premium Income 15 Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - April
Class Name	Innovator Premium Income 15 Buffer ETF™ - April
Trading Symbol	LAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF™ - April	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 6,956,088
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 25,911
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,956,088
Number of Holdings	12
Net Advisory Fee	$25,911
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	96.2%
United States Treasury Bill	0.6%
United States Treasury Bill	0.6%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
[219]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LAPR
Innovator Premium Income 15 Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - January
Class Name	Innovator Premium Income 15 Buffer ETF™ - January
Trading Symbol	LJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - January	$40	0.79%
[220]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 12,307,940
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 48,175
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$12,307,940
Number of Holdings	9
Net Advisory Fee	$48,175
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	98.7%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $582.51 (Short)	-1.5%
[221]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LJAN
Innovator Premium Income 15 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - July
Class Name	Innovator Premium Income 15 Buffer ETF™ - July
Trading Symbol	LJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - July	$40	0.79%
[222]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 8,968,851
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 32,297
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$8,968,851
Number of Holdings	3
Net Advisory Fee	$32,297
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.7%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.18 (Short)	-0.1%
[223]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LJUL
Innovator Premium Income 15 Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - October
Class Name	Innovator Premium Income 15 Buffer ETF™ - October
Trading Symbol	LOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - October	$40	0.79%
[224]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 13,723,544
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 53,673
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$13,723,544
Number of Holdings	6
Net Advisory Fee	$53,673
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.0%
United States Treasury Bill	0.5%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.27 (Short)	-0.7%
[225]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LOCT
Innovator Premium Income 20 Barrier ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF® - April
Class Name	Innovator Premium Income 20 Barrier ETF® - April
Trading Symbol	APRH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APRH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF™ - April	$40	0.79%
[226]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 23,903,825
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 96,919
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$23,903,825
Number of Holdings	7
Net Advisory Fee	$96,919
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	96.4%
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $5,157.41	23.6%
United States Treasury Bill	2.1%
United States Treasury Bill	2.0%
United States Treasury Bill	2.0%
S&P 500 Mini Index, Expiration: 03/31/2027; Exercise Price: $522.27 (Short)	-1.3%
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $5,222.70 (Short)	-24.8%
[227]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APRH
Innovator Premium Income 20 Barrier ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF® - January
Class Name	Innovator Premium Income 20 Barrier ETF® - January
Trading Symbol	JANH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JANH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF® - January	$40	0.79%
[228]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 19,203,335
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 58,223
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,203,335
Number of Holdings	6
Net Advisory Fee	$58,223
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.2%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $5,435.90	20.1%
United States Treasury Bill	1.6%
United States Treasury Bill	1.5%
S&P 500 Mini Index, Expiration: 12/31/2026; Exercise Price: $550.47 (Short)	-1.1%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $5,504.70 (Short)	-21.3%
[229]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JANH
Innovator Premium Income 20 Barrier ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF® - July
Class Name	Innovator Premium Income 20 Barrier ETF® - July
Trading Symbol	JULH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF® - July	$40	0.79%
[230]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 16,849,769
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 71,870
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,849,769
Number of Holdings	4
Net Advisory Fee	$71,870
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,901.91	1.5%
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $496.39 (Short)	0.0%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,963.96 (Short)	-1.7%
[231]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULH
Innovator Premium Income 20 Barrier ETF® - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF® - October
Class Name	Innovator Premium Income 20 Barrier ETF® - October
Trading Symbol	OCTH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF® - October	$40	0.79%
[232]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 19,883,118
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 77,602
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,883,118
Number of Holdings	5
Net Advisory Fee	$77,602
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.5%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,283.85	9.7%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $535.07 (Short)	-0.5%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,350.74 (Short)	-10.2%
[233]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTH
Innovator Premium Income 30 Barrier ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF® - April
Class Name	Innovator Premium Income 30 Barrier ETF® - April
Trading Symbol	APRJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APRJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF® - April	$40	0.79%
[234]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 31,167,942
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 124,259
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$31,167,942
Number of Holdings	7
Net Advisory Fee	$124,259
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	96.8%
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $4,504.58	21.9%
United States Treasury Bill	1.7%
United States Treasury Bill	1.7%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 03/31/2027; Exercise Price: $456.99 (Short)	-0.7%
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $4,569.86 (Short)	-23.0%
[235]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APRJ
Innovator Premium Income 30 Barrier ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF® - January
Class Name	Innovator Premium Income 30 Barrier ETF® - January
Trading Symbol	JANJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JANJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF® - January	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 15,473,205
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 59,512
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$15,473,205
Number of Holdings	6
Net Advisory Fee	$59,512
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.1%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $4,747.81	17.3%
United States Treasury Bill	1.2%
United States Treasury Bill	1.2%
S&P 500 Mini Index, Expiration: 12/31/2026; Exercise Price: $481.66 (Short)	-0.6%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $4,816.62 (Short)	-18.2%
[236]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JANJ
Innovator Premium Income 30 Barrier ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF® - July
Class Name	Innovator Premium Income 30 Barrier ETF® - July
Trading Symbol	JULJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF® - July	$40	0.79%
[237]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 16,228,051
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 66,024
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,228,051
Number of Holdings	4
Net Advisory Fee	$66,024
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,281.42	1.1%
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $434.34 (Short)	0.0%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,343.47 (Short)	-1.2%
[238]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULJ
Innovator Premium Income 30 Barrier ETF® - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF® - October
Class Name	Innovator Premium Income 30 Barrier ETF® - October
Trading Symbol	OCTJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF® - October	$40	0.79%
[239]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 19,241,728
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 74,965
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,241,728
Number of Holdings	5
Net Advisory Fee	$74,965
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.4%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,615.01	8.4%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $468.19 (Short)	-0.3%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,681.89 (Short)	-8.8%
[240]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTJ
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Trading Symbol	ZALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity 10 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly	$35	0.69%
[241]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Material Change Date	Jun. 17, 2026
Net Assets	$ 632,252,232
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,300,655
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$632,252,232
Number of Holdings	4
Net Advisory Fee	$2,300,655
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.61	106.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.33	0.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $585.31 (Short)	-0.2%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $678.69 (Short)	-7.4%
[242]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZALT
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Trading Symbol	EALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly	$34	0.69%
[243]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Material Change Date	Jun. 17, 2026
Net Assets	$ 165,436,529
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 566,950
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$165,436,529
Number of Holdings	6
Net Advisory Fee	$566,950
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	105.2%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $567.67	0.4%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.53	0.0%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.53 (Short)	0.0%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $507.92 (Short)	-0.2%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $637.11 (Short)	-5.5%
[244]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EALT
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Trading Symbol	XBAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April	$41	0.79%
[245]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 131,639,226
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 528,290
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$131,639,226
Number of Holdings	7
Net Advisory Fee	$528,290
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	103.8%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.56	16.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.56	3.4%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.46	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.46 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $543.77 (Short)	-2.2%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $642.55 (Short)	-21.5%
[246]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBAP
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Trading Symbol	XBJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January	$40	0.79%
[247]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 95,116,855
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 354,846
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$95,116,855
Number of Holdings	5
Net Advisory Fee	$354,846
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.79	100.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.89	10.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.89	3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $620.52 (Short)	-2.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $722.63 (Short)	-13.0%
[248]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBJA
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Trading Symbol	XBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 74,044,777
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 409,078
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$74,044,777
Number of Holdings	5
Net Advisory Fee	$409,078
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.15	104.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.83	15.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.83	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.22 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $654.55 (Short)	-20.9%
[249]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBJL
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Trading Symbol	XBOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October	$40	0.79%
[250]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 63,431,583
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 283,951
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$63,431,583
Number of Holdings	5
Net Advisory Fee	$283,951
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.64	100.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.15	10.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.15	2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.20 (Short)	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $705.15 (Short)	-12.6%
[251]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBOC
Innovator U.S. Equity Accelerated ETF® - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated ETF® - Quarterly
Class Name	Innovator U.S. Equity Accelerated ETF® - Quarterly
Trading Symbol	XDSQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - Quarterly for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDSQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDSQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated ETF® - Quarterly	$40	0.79%
[252]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 70,576,850
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 279,776
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$70,576,850
Number of Holdings	5
Net Advisory Fee	$279,776
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	103.6%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $597.55	10.9%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.54	0.0%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.54 (Short)	0.0%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $623.24 (Short)	-14.5%
[253]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDSQ
Innovator U.S. Equity Accelerated Plus ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - April
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - April
Trading Symbol	XTAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - April	$41	0.79%
[254]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 22,125,362
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 82,653
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,125,362
Number of Holdings	5
Net Advisory Fee	$82,653
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	101.8%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.57	31.5%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.47	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.47 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $636.39 (Short)	-33.6%
[255]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTAP
Innovator U.S. Equity Accelerated Plus ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - January
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - January
Trading Symbol	XTJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - January	$40	0.79%
[256]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 18,172,777
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 67,122
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,172,777
Number of Holdings	3
Net Advisory Fee	$67,122
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.78	99.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.88	21.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $716.83 (Short)	-21.2%
[257]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTJA
Innovator U.S. Equity Accelerated Plus ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - July
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - July
Trading Symbol	XTJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF® - July	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 21,266,505
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 76,804
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$21,266,505
Number of Holdings	3
Net Advisory Fee	$76,804
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.14	102.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.81	30.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $649.05 (Short)	-32.8%
[258]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTJL
Innovator U.S. Equity Accelerated Plus ETF® - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - October
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - October
Trading Symbol	XTOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - October	$40	0.79%
[259]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 21,045,756
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 74,494
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$21,045,756
Number of Holdings	3
Net Advisory Fee	$74,494
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.62	99.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.14	20.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.29 (Short)	-20.4%
[260]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTOC
Innovator U.S. Equity Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - April
Class Name	Innovator U.S. Equity Buffer ETF™ - April
Trading Symbol	BAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - April	$41	0.79%
[261]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 395,854,559
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,369,444
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$395,854,559
Number of Holdings	4
Net Advisory Fee	$1,369,444
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.52	102.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.35	3.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $591.82 (Short)	-2.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $770.65 (Short)	-4.4%
[262]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BAPR
Innovator U.S. Equity Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - August
Class Name	Innovator U.S. Equity Buffer ETF™ - August
Trading Symbol	BAUG
Security Exchange Name	BOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - August	$40	0.79%
[263]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 192,956,109
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 791,198
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$192,956,109
Number of Holdings	4
Net Advisory Fee	$791,198
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.33	101.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.09	0.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $575.19 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $732.01 (Short)	-2.5%
[264]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BAUG
Innovator U.S. Equity Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - December
Class Name	Innovator U.S. Equity Buffer ETF™ - December
Trading Symbol	BDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - December	$40	0.79%
[265]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 247,921,353
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 898,042
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$247,921,353
Number of Holdings	4
Net Advisory Fee	$898,042
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.85	99.5%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.40	3.1%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $802.46 (Short)	-1.1%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $621.88 (Short)	-1.7%
[266]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BDEC
Innovator U.S. Equity Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - February
Class Name	Innovator U.S. Equity Buffer ETF™ - February
Trading Symbol	BFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - February	$41	0.79%
[267]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 235,608,713
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 740,247
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$235,608,713
Number of Holdings	4
Net Advisory Fee	$740,247
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.93	99.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $691.98	4.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $806.91 (Short)	-1.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $629.71 (Short)	-2.4%
[268]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BFEB
Innovator U.S. Equity Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - January
Class Name	Innovator U.S. Equity Buffer ETF™ - January
Trading Symbol	BJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - January	$41	0.79%
[269]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 381,041,389
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,297,889
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$381,041,389
Number of Holdings	4
Net Advisory Fee	$1,297,889
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.83	100.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.93	3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $794.23 (Short)	-1.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $620.56 (Short)	-2.0%
[270]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJAN
Innovator U.S. Equity Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - July
Class Name	Innovator U.S. Equity Buffer ETF™ - July
Trading Symbol	BJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - July	$40	0.79%
[271]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 284,496,618
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,069,814
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$284,496,618
Number of Holdings	4
Net Advisory Fee	$1,069,814
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.19	102.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.86	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.26 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $716.77 (Short)	-2.9%
[272]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJUL
Innovator U.S. Equity Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - June
Class Name	Innovator U.S. Equity Buffer ETF™ - June
Trading Symbol	BJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - June	$40	0.79%
[273]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 139,552,152
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 538,126
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$139,552,152
Number of Holdings	4
Net Advisory Fee	$538,126
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.91	105.5%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.40	0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $536.34 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $685.28 (Short)	-5.8%
[274]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJUN
Innovator U.S. Equity Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - March
Class Name	Innovator U.S. Equity Buffer ETF™ - March
Trading Symbol	BMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - March	$41	0.79%
[275]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 227,345,690
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 708,214
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$227,345,690
Number of Holdings	4
Net Advisory Fee	$708,214
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.87	100.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $686.00	4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $802.47 (Short)	-2.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $624.26 (Short)	-2.5%
[276]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BMAR
Innovator U.S. Equity Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - May
Class Name	Innovator U.S. Equity Buffer ETF™ - May
Trading Symbol	BMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - May	$40	0.79%
[277]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 149,936,794
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 586,620
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$149,936,794
Number of Holdings	4
Net Advisory Fee	$586,620
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.20	98.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.67	5.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $840.40 (Short)	-1.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $653.99 (Short)	-3.6%
[278]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BMAY
Innovator U.S. Equity Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - November
Class Name	Innovator U.S. Equity Buffer ETF™ - November
Trading Symbol	BNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - November	$40	0.79%
[279]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 232,936,108
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 842,877
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$232,936,108
Number of Holdings	4
Net Advisory Fee	$842,877
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.83	99.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.07	2.7%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $802.17 (Short)	-0.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $620.67 (Short)	-1.4%
[280]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BNOV
Innovator U.S. Equity Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - October
Class Name	Innovator U.S. Equity Buffer ETF™ - October
Trading Symbol	BOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - October	$40	0.79%
[281]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 289,745,059
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,200,496
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$289,745,059
Number of Holdings	4
Net Advisory Fee	$1,200,496
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.68	100.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.19	2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.24 (Short)	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $768.64 (Short)	-1.5%
[282]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BOCT
Innovator U.S. Equity Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - September
Class Name	Innovator U.S. Equity Buffer ETF™ - September
Trading Symbol	BSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - September	$40	0.79%
[283]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 211,769,864
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 895,600
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$211,769,864
Number of Holdings	4
Net Advisory Fee	$895,600
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.46	101.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.06	1.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $587.00 (Short)	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $744.13 (Short)	-2.4%
[284]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BSEP
Innovator U.S. Equity Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - April
Class Name	Innovator U.S. Equity Power Buffer ETF™ - April
Trading Symbol	PAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - April	$41	0.79%
[285]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 939,984,535
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,114,556
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$939,984,535
Number of Holdings	4
Net Advisory Fee	$3,114,556
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.50	104.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.34	3.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $552.79 (Short)	-1.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $741.32 (Short)	-6.8%
[286]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PAPR
Innovator U.S. Equity Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - August
Class Name	Innovator U.S. Equity Power Buffer ETF™ - August
Trading Symbol	PAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - August	$40	0.79%
[287]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 884,608,609
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,585,018
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$884,608,609
Number of Holdings	4
Net Advisory Fee	$3,585,018
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.32	103.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.08	0.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $537.27 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $709.51 (Short)	-4.6%
[288]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PAUG
Innovator U.S. Equity Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - December
Class Name	Innovator U.S. Equity Power Buffer ETF™ - December
Trading Symbol	PDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - December	$40	0.79%
[289]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 1,021,620,158
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,874,325
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,021,620,158
Number of Holdings	4
Net Advisory Fee	$3,874,325
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.83	100.1%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.39	3.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $580.88 (Short)	-1.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $773.20 (Short)	-2.3%
[290]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PDEC
Innovator U.S. Equity Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - February
Class Name	Innovator U.S. Equity Power Buffer ETF™ - February
Trading Symbol	PFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - February	$40	0.79%
[291]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 920,901,618
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,127,898
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$920,901,618
Number of Holdings	4
Net Advisory Fee	$3,127,898
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.92	100.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $691.97	4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $588.17 (Short)	-1.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $777.98 (Short)	-2.9%
[292]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PFEB
Innovator U.S. Equity Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - January
Class Name	Innovator U.S. Equity Power Buffer ETF™ - January
Trading Symbol	PJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - January	$40	0.79%
[293]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 1,587,568,044
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 5,503,202
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,587,568,044
Number of Holdings	4
Net Advisory Fee	$5,503,202
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.82	100.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.92	3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.63 (Short)	-1.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $765.86 (Short)	-3.1%
[294]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJAN
Innovator U.S. Equity Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - July
Class Name	Innovator U.S. Equity Power Buffer ETF™ - July
Trading Symbol	PJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - July	$40	0.79%
[295]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 1,003,151,938
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 4,081,294
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,003,151,938
Number of Holdings	4
Net Advisory Fee	$4,081,294
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.18	105.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $692.55 (Short)	-5.6%
[296]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJUL
Innovator U.S. Equity Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - June
Class Name	Innovator U.S. Equity Power Buffer ETF™ - June
Trading Symbol	PJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - June	$40	0.79%
[297]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 643,966,557
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,657,777
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$643,966,557
Number of Holdings	4
Net Advisory Fee	$2,657,777
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.89	108.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.39	0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $500.98 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $663.58 (Short)	-9.0%
[298]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJUN
Innovator U.S. Equity Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - March
Class Name	Innovator U.S. Equity Power Buffer ETF™ - March
Trading Symbol	PMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - March	$40	0.79%
[299]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 760,664,708
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,510,785
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$760,664,708
Number of Holdings	4
Net Advisory Fee	$2,510,785
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.86	101.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $685.99	4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $583.09 (Short)	-1.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $773.73 (Short)	-3.7%
[300]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PMAR
Innovator U.S. Equity Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - May
Class Name	Innovator U.S. Equity Power Buffer ETF™ - May
Trading Symbol	PMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - May	$40	0.79%
[301]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 603,399,544
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,369,312
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$603,399,544
Number of Holdings	4
Net Advisory Fee	$2,369,312
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.19	99.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.66	5.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $812.09 (Short)	-2.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $610.86 (Short)	-2.6%
[302]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PMAY
Innovator U.S. Equity Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - November
Class Name	Innovator U.S. Equity Power Buffer ETF™ - November
Trading Symbol	PNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - November	$40	0.79%
[303]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 949,784,055
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,700,109
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$949,784,055
Number of Holdings	4
Net Advisory Fee	$3,700,109
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.82	99.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.06	2.7%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.75 (Short)	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $772.50 (Short)	-1.8%
[304]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PNOV
Innovator U.S. Equity Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - October
Class Name	Innovator U.S. Equity Power Buffer ETF™ - October
Trading Symbol	POCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=POCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=POCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - October	$40	0.79%
[305]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 1,046,535,865
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 4,238,709
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,046,535,865
Number of Holdings	4
Net Advisory Fee	$4,238,709
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.66	101.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18	2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25 (Short)	-0.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $744.86 (Short)	-2.9%
[306]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=POCT
Innovator U.S. Equity Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - September
Class Name	Innovator U.S. Equity Power Buffer ETF™ - September
Trading Symbol	PSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - September	$40	0.79%
[307]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 856,903,739
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,479,359
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$856,903,739
Number of Holdings	4
Net Advisory Fee	$3,479,359
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.45	103.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.05	1.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.29 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $720.70 (Short)	-4.3%
[308]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PSEP
Innovator U.S. Equity Ultra Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - April
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - April
Trading Symbol	UAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - April	$40	0.78%
[309]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Material Change Date	Jun. 17, 2026
Net Assets	$ 154,790,283
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 572,331
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$154,790,283
Number of Holdings	6
Net Advisory Fee	$572,331
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	104.9%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $567.67	2.7%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.44	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.44 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $388.41 (Short)	-0.6%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $675.47 (Short)	-7.4%
[310]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UAPR
Innovator U.S. Equity Ultra Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - August
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - August
Trading Symbol	UAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - August	$40	0.79%
[311]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 169,118,738
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 779,427
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$169,118,738
Number of Holdings	4
Net Advisory Fee	$779,427
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.31	104.4%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $600.48	0.5%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $410.85 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $705.53 (Short)	-5.0%
[312]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UAUG
Innovator U.S. Equity Ultra Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - December
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - December
Trading Symbol	UDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - December	$40	0.79%
[313]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 312,526,890
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,125,970
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$312,526,890
Number of Holdings	4
Net Advisory Fee	$1,125,970
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.82	100.6%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $649.22	2.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $444.20 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $765.66 (Short)	-2.7%
[314]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UDEC
Innovator U.S. Equity Ultra Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - February
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - February
Trading Symbol	UFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™- February	$40	0.79%
[315]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 251,525,515
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 741,979
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$251,525,515
Number of Holdings	4
Net Advisory Fee	$741,979
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.89	100.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $657.37	3.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $449.78 (Short)	-0.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $770.79 (Short)	-3.4%
[316]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UFEB
Innovator U.S. Equity Ultra Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - January
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - January
Trading Symbol	UJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - January	$40	0.79%
[317]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 323,769,415
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,038,845
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$323,769,415
Number of Holdings	4
Net Advisory Fee	$1,038,845
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.81	101.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $647.82	2.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $443.25 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $759.66 (Short)	-3.6%
[318]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJAN
Innovator U.S. Equity Ultra Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - July
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - July
Trading Symbol	UJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - July	$40	0.79%
[319]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 144,158,636
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 658,735
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$144,158,636
Number of Holdings	4
Net Advisory Fee	$658,735
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.17	105.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96	0.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $401.60 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $688.96 (Short)	-6.1%
[320]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJUL
Innovator U.S. Equity Ultra Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - June
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - June
Trading Symbol	UJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - June	$40	0.79%
[321]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 77,867,249
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 327,167
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$77,867,249
Number of Holdings	4
Net Advisory Fee	$327,167
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.88	109.5%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $559.92	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $383.10 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $658.82 (Short)	-9.8%
[322]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJUN
Innovator U.S. Equity Ultra Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - March
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - March
Trading Symbol	UMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - March	$40	0.78%
[323]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Material Change Date	Jun. 17, 2026
Net Assets	$ 210,535,292
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 501,089
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$210,535,292
Number of Holdings	6
Net Advisory Fee	$501,089
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	100.9%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $599.49	3.1%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.27	0.2%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.27 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $410.18 (Short)	-0.6%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $707.21 (Short)	-4.0%
[324]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UMAR
Innovator U.S. Equity Ultra Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - May
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - May
Trading Symbol	UMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - May	$40	0.79%
[325]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 59,699,390
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 230,005
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$59,699,390
Number of Holdings	6
Net Advisory Fee	$230,005
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	98.7%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $627.55	4.5%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $686.99	0.2%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $686.99 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $429.38 (Short)	-0.9%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $743.48 (Short)	-2.6%
[326]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UMAY
Innovator U.S. Equity Ultra Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - November
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - November
Trading Symbol	UNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - November	$40	0.79%
[327]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 178,730,495
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 656,810
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$178,730,495
Number of Holdings	4
Net Advisory Fee	$656,810
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.81	100.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $647.96	2.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $443.34 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $763.91 (Short)	-2.2%
[328]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UNOV
Innovator U.S. Equity Ultra Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - October
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - October
Trading Symbol	UOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - October	$40	0.79%
[329]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 180,136,846
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 907,842
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$180,136,846
Number of Holdings	4
Net Advisory Fee	$907,842
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.65	101.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87	1.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $433.02 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $739.66 (Short)	-3.2%
[330]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UOCT
Innovator U.S. Equity Ultra Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - September
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - September
Trading Symbol	USEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=USEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=USEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - September	$40	0.79%
[331]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 152,005,962
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 770,477
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$152,005,962
Number of Holdings	4
Net Advisory Fee	$770,477
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.44	103.7%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $612.80	0.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $419.28 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $717.17 (Short)	-4.7%
[332]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=USEP
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Trading Symbol	RBUF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=RBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly	$40	0.79%
[333]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 86,226,231
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 305,698
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$86,226,231
Number of Holdings	4
Net Advisory Fee	$305,698
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $0.62	106.9%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $248.00	0.8%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $223.20 (Short)	-0.3%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $263.97 (Short)	-7.5%
[334]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=RBUF
Innovator U.S. Small Cap Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - April
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - April
Trading Symbol	KAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - April	$41	0.79%
[335]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 208,859,022
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 648,603
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$208,859,022
Number of Holdings	4
Net Advisory Fee	$648,603
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $2.48	104.0%
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $248.00	4.3%
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $210.80 (Short)	-2.0%
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $298.79 (Short)	-6.5%
[336]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KAPR
Innovator U.S. Small Cap Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - August
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - August
Trading Symbol	KAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - August	$41	0.79%
[337]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 80,093,701
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 456,689
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$80,093,701
Number of Holdings	4
Net Advisory Fee	$456,689
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $2.19	110.4%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $219.39	0.5%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $186.48 (Short)	-0.2%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $257.30 (Short)	-10.9%
[338]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KAUG
Innovator U.S. Small Cap Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - December
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - December
Trading Symbol	KDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - December	$41	0.79%
[339]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 84,947,103
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 326,271
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$84,947,103
Number of Holdings	4
Net Advisory Fee	$326,271
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $2.49	103.0%
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $248.75	3.1%
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $211.44 (Short)	-1.2%
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $293.77 (Short)	-5.1%
[340]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KDEC
Innovator U.S. Small Cap Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - February
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - February
Trading Symbol	KFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Power Buffer ETF™ - February	$41	0.79%
[341],[342]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 55,406,971
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 132,698
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$55,406,971
Number of Holdings	4
Net Advisory Fee	$132,698
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $2.60	101.3%
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $259.65	4.8%
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $220.70 (Short)	-1.9%
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $305.43 (Short)	-4.5%
[343]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KFEB
Innovator U.S. Small Cap Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - January
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - January
Trading Symbol	KJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - January	$41	0.79%
[344]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 326,297,041
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,237,004
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$326,297,041
Number of Holdings	4
Net Advisory Fee	$1,237,004
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $2.46	104.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $246.16	3.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $209.24 (Short)	-1.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $288.82 (Short)	-6.7%
[345]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJAN
Innovator U.S. Small Cap Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - July
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - July
Trading Symbol	KJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - July	$41	0.79%
[346]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 134,652,703
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 581,430
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$134,652,703
Number of Holdings	4
Net Advisory Fee	$581,430
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $2.16	111.2%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $215.79	0.2%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $183.42 (Short)	-0.1%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $252.79 (Short)	-11.5%
[347]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJUL
Innovator U.S. Small Cap Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - June
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - June
Trading Symbol	KJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - June	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 16,730,489
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 68,837
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,730,489
Number of Holdings	4
Net Advisory Fee	$68,837
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $2.05	116.2%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $205.07	0.0%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $174.31 (Short)	0.0%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $239.85 (Short)	-16.5%
[348]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJUN
Innovator U.S. Small Cap Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - March
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - March
Trading Symbol	KMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - March	$41	0.79%
[349]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 34,894,541
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 64,671
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$34,894,541
Number of Holdings	4
Net Advisory Fee	$64,671
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $2.61	101.3%
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $261.41	5.2%
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $222.20 (Short)	-2.2%
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $308.73 (Short)	-4.5%
[350]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KMAR
Innovator U.S. Small Cap Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - May
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - May
Trading Symbol	KMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - May	$40	0.79%
[351]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 13,846,632
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 61,886
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$13,846,632
Number of Holdings	4
Net Advisory Fee	$61,886
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $2.78	98.4%
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $277.97	8.0%
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $329.28 (Short)	-3.2%
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $236.27 (Short)	-3.5%
[352]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KMAY
Innovator U.S. Small Cap Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - November
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - November
Trading Symbol	KNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - November	$41	0.79%
[353]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 104,741,254
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 238,664
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$104,741,254
Number of Holdings	4
Net Advisory Fee	$238,664
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $2.46	102.9%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $246.23	2.6%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $209.30 (Short)	-0.9%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $291.22 (Short)	-4.9%
[354]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KNOV
Innovator U.S. Small Cap Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - October
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - October
Trading Symbol	KOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - October	$41	0.79%
[355]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 142,091,431
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 528,405
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$142,091,431
Number of Holdings	4
Net Advisory Fee	$528,405
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $2.42	104.0%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $241.96	1.9%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $205.67 (Short)	-0.7%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $283.53 (Short)	-5.5%
[356]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KOCT
Innovator U.S. Small Cap Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - September
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - September
Trading Symbol	KSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - September	$41	0.79%
[357]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 24,662,961
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 144,853
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$24,662,961
Number of Holdings	4
Net Advisory Fee	$144,853
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $2.35	105.5%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $235.17	1.2%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $199.89 (Short)	-0.4%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $275.62 (Short)	-6.5%
[358]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KSEP
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Class Name	Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Trading Symbol	QBF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QBF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QBF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly	$34	0.79%
[359]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.79%
Material Change Date	Jun. 17, 2026
Net Assets	$ 16,663,424
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 72,148
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,663,424
Number of Holdings	3
Net Advisory Fee	$72,148
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	73.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2026; Exercise Price: $127.99	31.9%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2026; Exercise Price: $159.99 (Short)	-5.0%
[360]
Material Fund Change [Text Block]
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QBF

[1]
*	Annualized

[2]
*	Percentages are stated as a percent of net assets.

[3]
*	Annualized

[4]
*	Percentages are stated as a percent of net assets.

[5]
*	Annualized

[6]
*	Percentages are stated as a percent of net assets.

[7]
**	Annualized

[8]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
*	Percentages are stated as a percent of net assets.

[10]
*	Annualized

[11]
*	Percentages are stated as a percent of net assets.

[12]
*	Annualized

[13]
*	Percentages are stated as a percent of net assets.

[14]
*	Annualized

[15]
*	Percentages are stated as a percent of net assets.

[16]
*	Annualized

[17]
*	Percentages are stated as a percent of net assets.

[18]
*	Annualized

[19]
*	Percentages are stated as a percent of net assets.

[20]
*	Annualized

[21]
*	Percentages are stated as a percent of net assets.

[22]
**	Annualized

[23]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[24]
*	Percentages are stated as a percent of net assets.

[25]
**	Annualized

[26]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[27]
*	Percentages are stated as a percent of net assets.

[28]
**	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

[29]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[30]
*	Percentages are stated as a percent of net assets.

[31]
**	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

[32]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[33]
*	Percentages are stated as a percent of net assets.

[34]
**	Annualized

[35]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[36]
*	Percentages are stated as a percent of net assets.

[37]
*	Annualized

[38]
*	Percentages are stated as a percent of net assets.

[39]
*	Annualized

[40]
*	Percentages are stated as a percent of net assets.

[41]
*	Annualized

[42]
*	Percentages are stated as a percent of net assets.

[43]
**	Annualized

[44]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[45]
*	Percentages are stated as a percent of net assets.

[46]
*	Annualized

[47]
*	Percentages are stated as a percent of net assets.

[48]
*	Annualized

[49]
*	Percentages are stated as a percent of net assets.

[50]
*	Annualized

[51]
*	Percentages are stated as a percent of net assets.

[52]
*	Annualized

[53]
*	Percentages are stated as a percent of net assets.

[54]
*	Annualized

[55]
*	Percentages are stated as a percent of net assets.

[56]
*	Percentages are stated as a percent of net assets.

[57]
*	Annualized

[58]
*	Percentages are stated as a percent of net assets.

[59]
*	Annualized

[60]
*	Percentages are stated as a percent of net assets.

[61]
*	Annualized

[62]
*	Percentages are stated as a percent of net assets.

[63]
*	Annualized

[64]
*	Percentages are stated as a percent of net assets.

[65]
*	Annualized

[66]
*	Percentages are stated as a percent of net assets.

[67]
*	Annualized

[68]
*	Percentages are stated as a percent of net assets.

[69]
*	Annualized

[70]
*	Percentages are stated as a percent of net assets.

[71]
**	Annualized

[72]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[73]
*	Percentages are stated as a percent of net assets.

[74]
*	Annualized

[75]
*	Percentages are stated as a percent of net assets.

[76]
*	Percentages are stated as a percent of net assets.

[77]
*	Annualized

[78]
*	Percentages are stated as a percent of net assets.

[79]
*	Annualized

[80]
*	Percentages are stated as a percent of net assets.

[81]
*	Annualized

[82]
*	Percentages are stated as a percent of net assets.

[83]
*	Annualized

[84]
*	Percentages are stated as a percent of net assets.

[85]
*	Annualized

[86]
*	Percentages are stated as a percent of net assets.

[87]
*	Annualized

[88]
*	Percentages are stated as a percent of net assets.

[89]
*	Percentages are stated as a percent of net assets.

[90]
*	Annualized

[91]
*	Percentages are stated as a percent of net assets.

[92]
*	Annualized

[93]
*	Percentages are stated as a percent of net assets.

[94]
*	Annualized

[95]
*	Percentages are stated as a percent of net assets.

[96]
*	Annualized

[97]
*	Percentages are stated as a percent of net assets.

[98]
*	Percentages are stated as a percent of net assets.

[99]
*	Annualized

[100]
*	Percentages are stated as a percent of net assets.

[101]
**	Annualized

[102]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[103]
*	Percentages are stated as a percent of net assets.

[104]
*	Annualized

[105]
*	Percentages are stated as a percent of net assets.

[106]
*	Percentages are stated as a percent of net assets.

[107]
**	Annualized

[108]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[109]
*	Percentages are stated as a percent of net assets.

[110]
**	Annualized

[111]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[112]
*	Percentages are stated as a percent of net assets.

[113]
**	Annualized

[114]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[115]
*	Percentages are stated as a percent of net assets.

[116]
**	Annualized

[117]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[118]
*	Percentages are stated as a percent of net assets.

[119]
*	Annualized

[120]
*	Percentages are stated as a percent of net assets.

[121]
**	Annualized

[122]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[123]
*	Percentages are stated as a percent of net assets.

[124]
**	Annualized

[125]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[126]
*	Percentages are stated as a percent of net assets.

[127]
*	Annualized

[128]
*	Percentages are stated as a percent of net assets.

[129]
*	Annualized

[130]
*	Percentages are stated as a percent of net assets.

[131]
*	Annualized

[132]
*	Percentages are stated as a percent of net assets.

[133]
**	Annualized

[134]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[135]
*	Percentages are stated as a percent of net assets.

[136]
**	Annualized

[137]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[138]
*	Percentages are stated as a percent of net assets.

[139]
**	Annualized

[140]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[141]
*	Percentages are stated as a percent of net assets.

[142]
**	Annualized

[143]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[144]
*	Percentages are stated as a percent of net assets.

[145]
*	Annualized

[146]
*	Percentages are stated as a percent of net assets.

[147]
**	Annualized

[148]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[149]
*	Percentages are stated as a percent of net assets.

[150]
**	Annualized

[151]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[152]
*	Percentages are stated as a percent of net assets.

[153]
*	Annualized

[154]
*	Percentages are stated as a percent of net assets.

[155]
*	Annualized

[156]
*	Percentages are stated as a percent of net assets.

[157]
*	Annualized

[158]
*	Percentages are stated as a percent of net assets.

[159]
**	Annualized

[160]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[161]
*	Percentages are stated as a percent of net assets.

[162]
*	Percentages are stated as a percent of net assets.

[163]
*	Annualized

[164]
*	Percentages are stated as a percent of net assets.

[165]
*	Annualized

[166]
*	Percentages are stated as a percent of net assets.

[167]
*	Annualized

[168]
*	Percentages are stated as a percent of net assets.

[169]
*	Annualized

[170]
*	Percentages are stated as a percent of net assets.

[171]
**	Annualized

[172]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[173]
*	Percentages are stated as a percent of net assets.

[174]
*	Annualized

[175]
*	Percentages are stated as a percent of net assets.

[176]
*	Annualized

[177]
*	Percentages are stated as a percent of net assets.

[178]
*	Annualized

[179]
*	Percentages are stated as a percent of net assets.

[180]
*	Percentages are stated as a percent of net assets.

[181]
*	Annualized

[182]
*	Percentages are stated as a percent of net assets.

[183]
*	Annualized

[184]
*	Percentages are stated as a percent of net assets.

[185]
*	Percentages are stated as a percent of net assets.

[186]
*	Annualized

[187]
*	Percentages are stated as a percent of net assets.

[188]
*	Annualized

[189]
*	Percentages are stated as a percent of net assets.

[190]
*	Annualized

[191]
*	Percentages are stated as a percent of net assets.

[192]
*	Annualized

[193]
*	Percentages are stated as a percent of net assets.

[194]
*	Annualized

[195]
*	Percentages are stated as a percent of net assets.

[196]
*	Percentages are stated as a percent of net assets.

[197]
*	Annualized

[198]
*	Percentages are stated as a percent of net assets.

[199]
*	Annualized

[200]
*	Percentages are stated as a percent of net assets.

[201]
*	Annualized

[202]
*	Percentages are stated as a percent of net assets.

[203]
*	Percentages are stated as a percent of net assets.

[204]
*	Annualized

[205]
*	Percentages are stated as a percent of net assets.

[206]
*	Annualized

[207]
*	Percentages are stated as a percent of net assets.

[208]
*	Percentages are stated as a percent of net assets.

[209]
*	Percentages are stated as a percent of net assets.

[210]
*	Annualized

[211]
*	Percentages are stated as a percent of net assets.

[212]
*	Annualized

[213]
*	Percentages are stated as a percent of net assets.

[214]
*	Annualized

[215]
*	Percentages are stated as a percent of net assets.

[216]
*	Annualized

[217]
*	Percentages are stated as a percent of net assets.

[218]
*	Percentages are stated as a percent of net assets.

[219]
*	Percentages are stated as a percent of net assets.

[220]
*	Annualized

[221]
*	Percentages are stated as a percent of net assets.

[222]
*	Annualized

[223]
*	Percentages are stated as a percent of net assets.

[224]
*	Annualized

[225]
*	Percentages are stated as a percent of net assets.

[226]
*	Annualized

[227]
*	Percentages are stated as a percent of net assets.

[228]
*	Annualized

[229]
*	Percentages are stated as a percent of net assets.

[230]
*	Annualized

[231]
*	Percentages are stated as a percent of net assets.

[232]
*	Annualized

[233]
*	Percentages are stated as a percent of net assets.

[234]
*	Annualized

[235]
*	Percentages are stated as a percent of net assets.

[236]
*	Percentages are stated as a percent of net assets.

[237]
*	Annualized

[238]
*	Percentages are stated as a percent of net assets.

[239]
*	Annualized

[240]
*	Percentages are stated as a percent of net assets.

[241]
*	Annualized

[242]
*	Percentages are stated as a percent of net assets.

[243]
*	Annualized

[244]
*	Percentages are stated as a percent of net assets.

[245]
*	Annualized

[246]
*	Percentages are stated as a percent of net assets.

[247]
*	Annualized

[248]
*	Percentages are stated as a percent of net assets.

[249]
*	Percentages are stated as a percent of net assets.

[250]
*	Annualized

[251]
*	Percentages are stated as a percent of net assets.

[252]
*	Annualized

[253]
*	Percentages are stated as a percent of net assets.

[254]
*	Annualized

[255]
*	Percentages are stated as a percent of net assets.

[256]
*	Annualized

[257]
*	Percentages are stated as a percent of net assets.

[258]
*	Percentages are stated as a percent of net assets.

[259]
*	Annualized

[260]
*	Percentages are stated as a percent of net assets.

[261]
*	Annualized

[262]
*	Percentages are stated as a percent of net assets.

[263]
*	Annualized

[264]
*	Percentages are stated as a percent of net assets.

[265]
*	Annualized

[266]
*	Percentages are stated as a percent of net assets.

[267]
*	Annualized

[268]
*	Percentages are stated as a percent of net assets.

[269]
*	Annualized

[270]
*	Percentages are stated as a percent of net assets.

[271]
*	Annualized

[272]
*	Percentages are stated as a percent of net assets.

[273]
*	Annualized

[274]
*	Percentages are stated as a percent of net assets.

[275]
*	Annualized

[276]
*	Percentages are stated as a percent of net assets.

[277]
*	Annualized

[278]
*	Percentages are stated as a percent of net assets.

[279]
*	Annualized

[280]
*	Percentages are stated as a percent of net assets.

[281]
*	Annualized

[282]
*	Percentages are stated as a percent of net assets.

[283]
*	Annualized

[284]
*	Percentages are stated as a percent of net assets.

[285]
*	Annualized

[286]
*	Percentages are stated as a percent of net assets.

[287]
*	Annualized

[288]
*	Percentages are stated as a percent of net assets.

[289]
*	Annualized

[290]
*	Percentages are stated as a percent of net assets.

[291]
*	Annualized

[292]
*	Percentages are stated as a percent of net assets.

[293]
*	Annualized

[294]
*	Percentages are stated as a percent of net assets.

[295]
*	Annualized

[296]
*	Percentages are stated as a percent of net assets.

[297]
*	Annualized

[298]
*	Percentages are stated as a percent of net assets.

[299]
*	Annualized

[300]
*	Percentages are stated as a percent of net assets.

[301]
*	Annualized

[302]
*	Percentages are stated as a percent of net assets.

[303]
*	Annualized

[304]
*	Percentages are stated as a percent of net assets.

[305]
*	Annualized

[306]
*	Percentages are stated as a percent of net assets.

[307]
*	Annualized

[308]
*	Percentages are stated as a percent of net assets.

[309]
*	Annualized

[310]
*	Percentages are stated as a percent of net assets.

[311]
*	Annualized

[312]
*	Percentages are stated as a percent of net assets.

[313]
*	Annualized

[314]
*	Percentages are stated as a percent of net assets.

[315]
*	Annualized

[316]
*	Percentages are stated as a percent of net assets.

[317]
*	Annualized

[318]
*	Percentages are stated as a percent of net assets.

[319]
*	Annualized

[320]
*	Percentages are stated as a percent of net assets.

[321]
*	Annualized

[322]
*	Percentages are stated as a percent of net assets.

[323]
*	Annualized

[324]
*	Percentages are stated as a percent of net assets.

[325]
*	Annualized

[326]
*	Percentages are stated as a percent of net assets.

[327]
*	Annualized

[328]
*	Percentages are stated as a percent of net assets.

[329]
*	Annualized

[330]
*	Percentages are stated as a percent of net assets.

[331]
*	Annualized

[332]
*	Percentages are stated as a percent of net assets.

[333]
*	Annualized

[334]
*	Percentages are stated as a percent of net assets.

[335]
*	Annualized

[336]
*	Percentages are stated as a percent of net assets.

[337]
*	Annualized

[338]
*	Percentages are stated as a percent of net assets.

[339]
*	Annualized

[340]
*	Percentages are stated as a percent of net assets.

[341]
**	Annualized

[342]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[343]
*	Percentages are stated as a percent of net assets.

[344]
*	Annualized

[345]
*	Percentages are stated as a percent of net assets.

[346]
*	Annualized

[347]
*	Percentages are stated as a percent of net assets.

[348]
*	Percentages are stated as a percent of net assets.

[349]
*	Annualized

[350]
*	Percentages are stated as a percent of net assets.

[351]
*	Annualized

[352]
*	Percentages are stated as a percent of net assets.

[353]
*	Annualized

[354]
*	Percentages are stated as a percent of net assets.

[355]
*	Annualized

[356]
*	Percentages are stated as a percent of net assets.

[357]
*	Annualized

[358]
*	Percentages are stated as a percent of net assets.

[359]
*	Annualized

[360]
*	Percentages are stated as a percent of net assets.